Debt (Tables)	12 Months Ended
Sep. 25, 2015
Debt Disclosure [Abstract]
Carrying value of debt
ebt as of September 25, 2015 and September 26, 2014 is as follows ($ in millions):

	As of September 25, 2015	As of September 26, 2014
3.375% public notes due 2015 (See Note 21)	$258	$258
3.75% public notes due 2018	67	67
8.5% public notes due 2019	—	364
7.0% public notes due 2019(2) (See Note 21)	245	245
6.875% public notes due 2021(2) (See Note 21)	465	465
4.625% public notes due 2023	42	42
1.375% Euro-denominated public notes due 2025	558	—
3.9% public notes due 2026	745	—
5.125% public notes due 2045	746	—
Other(1)	20	22
Total debt	3,146	1,463
Less: current portion	987	20
Long-term debt	$2,159	$1,443

(1)	$19 million and $20 million of the current portion of the Company's total debt as of September 25, 2015 and September 26, 2014, respectively, is included in Other.

(2)
On September 14, 2015, the Company and TIFSA announced the redemption of its outstanding $242 million aggregate principal amount of 7.0% notes due 2019 and $462 million aggregate principal amount of 6.875% notes due 2021, which have been classified as current within the Consolidated Balance Sheet as of September 25, 2015. On October 14, 2015, TIFSA completed the redemption. See Note 21.